Prepayments And Other Current Assets	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments And Other Current Assets
8	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)
Deductible input VAT	23,232	17,828	2,663
Prepayments	30,695	10,746	1,605
Advance to employees	—	1,673	250
Deposits	1,874	2,158	322
Interest receivables	111	405	60
Employee loan (i)	3,500	—	—
Others (ii)	867	2,035	305

	60,279	34,845	5,205

(i)	On March 16, 2021 the Group extended a loan to an employee with principal amount of RMB3,500 (US$523) at simple annual interest rate of 3.08%. The loan was repaid in February 2022.
(ii)
Certain financial assets included in others, net of the allowance for credit losses of
RMB95 and nil as of December 31, 2021 and June 30, 2022, respectively. Cumulative effect of adopting ASC 326 on
January 1, 2021
of other current assets was RMB115 (US$17)
. Reversal of provision
were RMB97
and RMB95
(US$14) for the six months ended June 30, 2021 and 2022, respectively.